Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Warranty expense incurred	$ 73,000	$ 29,000
Logistics and distribution costs	300,000	$ 500,000
CARES Act [Member]
Short-term Debt [Line Items]
Employee retention	$ 300,000